Accounting pronouncements recently adopted	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Accounting pronouncements recently adopted
Accounting pronouncements recently adopted
Leases
The Company adopted the new standard for leases, Topic 842, effective January 1, 2019. The Company applied the “Modified Retrospective” method where the cumulative effect adjustment is recognized to the opening balance of equity at January 1, 2019. As a result, the Company was not required to adjust its comparative period financial information for effects of the standard or make the new required lease disclosures for periods before the date of adoption (i.e. January 1, 2019). The Company elected to adopt the package of practical expedients available upon transition, and therefore has not reassessed: (1) whether expired or existing contracts contain leases under the new definition of a lease, (2) lease classification for expired or existing leases, or (3) whether previously capitalized initial direct costs would qualify for capitalization under Topic 842. In addition, the Company elected to use hindsight when considering the likelihood that lessee options to extend or terminate a lease or purchase the underlying assets will be exercised. The adoption of this new standard had an impact on the Company’s consolidated balance sheets where the Company was required to recognize ROU assets and lease liabilities for operating leases. However, there was no adjustment to opening equity at January 1, 2019.
As a result of adoption Topic 842, on January 1, 2019 the Company recognized operating lease liabilities of $17,410 (of which $3,407 was current and $14,003 was non-current) and operating lease ROU assets of $16,021. ROU assets are net of $1,389 related to deferred lease inducements previously included in other long-term obligations. In addition, the Company reclassified its capital lease obligations (of which $32,250 was current and $54,318 was non-current) to the corresponding finance lease obligations captions on the consolidated balance sheets.
The following table provides the Company's future minimum lease payments as at December 31, 2018 under Topic 840, prior to the adoption of Topic 842:

	Capital Leases	Operating Leases
2019	$33,886	$6,003
2020	23,843	6,091
2021	15,115	6,091
2022	11,621	5,098
2023 and thereafter	6,308	12,382
Total minimum lease payments	$90,773	$35,665
Less: amount representing interest (at rates ranging from 2.48% to 7.51%)	(4,205)
Carrying amount of minimum lease payments	$86,568
Less: current portion of capital leases	(32,250)
	$54,318